Company and Nature of Business	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company and Nature of Business
1.	COMPANY AND NATURE OF BUSINESS

Description of Business

Athenex, Inc. (the “Company” or “Athenex”), originally under the name Kinex Pharmaceuticals LLC (“Kinex”), formed in November 2003, commenced operations on February 5, 2004, and operated as a limited liability company until it was incorporated in the State of Delaware under the name Kinex Pharmaceuticals, Inc. on December 31, 2012. The Company changed its name to Athenex, Inc. on August 26, 2015.

Athenex is a global biopharmaceutical company dedicated to the discovery, development and commercialization of novel therapies for the treatment of cancer. The Company’s mission is to improve the lives of cancer patients by creating more effective, safer and tolerable treatments. The Company has generated its clinical product candidates through its Orascovery and Src Kinase Inhibition research platforms, which are based on their understanding of human absorption biology and novel kinase binding selection, respectively. The Company has assembled a leadership team and have established global operations in the U.S. and China across the pharmaceutical value chain to execute its mission to become a global leader in bringing innovative cancer treatments to the market and improve health outcomes. The Company’s primary activities since commencement have been conducting research and development internally and through corporate collaborators, in-licensing and out-licensing pharmaceutical compounds and technology, and conducting clinical trials.

On June 1, 2015, the Company acquired Polymed Therapeutics, Inc. and Chongqing Taihao Pharmaceutical Co Ltd (collectively, “Polymed”). Located in Texas, Polymed markets and sells Active Pharmaceutical Ingredients (“API”) and medical devices in North America, Europe, and India. Polymed, through its cGMP facility in Chongqing, China, also manufactures API and conducts research and development of novel drugs and therapies.

On July 17, 2015, the Company acquired Comprehensive Drug Enterprises Ltd (“CDE”). CDE primarily performs research and development activities related to the development of transmucosal drug delivery. CDE also manufactures and markets several patented and trademarked pharmaceuticals in China, Hong Kong, and Taiwan, including PromptolTM and AvertiTM and has been approved to market an Antipruritic Hydrogel in China by The China Food and Drug Administration (“CFDA”).

Significant Risks and Uncertainties

The Company has incurred operating losses since its inception and, as a result, as of December 31, 2016 and September 30, 2017 had an accumulated deficit of $195.1 million and $298.0 million, respectively. Operations have been funded primarily through the sale of common stock and, to a lesser extent, from convertible bond financing and grant funding. The Company will require significant additional funds in order to conduct clinical trials and to fund its operations. There can be no assurances, however, that additional funding will be available on favorable terms, or at all. If adequate funds are not available, the Company may be required to delay, modify, or terminate its research and development programs or reduce its planned commercialization efforts. The Company believes that it will be able to obtain additional working capital through equity financings or other arrangements to fund operations, including a public offering; however, there can be no assurance that such additional financing, if available, can be obtained on terms acceptable to the Company. If the Company is unable to obtain such additional financing, the Company will need to reevaluate future operating plans. Accordingly, there is substantial doubt regarding the Company’s ability to continue as a going concern.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of the business. The Company’s recurring losses from operations and negative cash flows from operations have raised substantial doubt regarding its ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Athenex is subject to a number of risks similar to other biopharmaceutical companies, including, but not limited to, the lack of available capital, possible failure of preclinical testing or clinical trials, inability to obtain marketing approval of product candidates, competitors developing new technological innovations, market acceptance of the Company’s products, and protection of proprietary technology. If the Company does not successfully commercialize or partner any of its product candidates, it will be unable to generate sufficient product revenue to achieve profitability.

Initial Public Offering

On June 13, 2017, the Company’s Registration Statement on Form S-1 (File No. 333-217928) relating to the initial public offering (“IPO”) of its common stock was declared effective by the Securities and Exchange Commission (“SEC”). Pursuant to such Registration Statement, the Company sold an aggregate of 6,900,000 shares of its common stock at a price of $11.00 per share for cash proceeds of $64.2 million, net of underwriting discounts and commissions of $6.1 million and offering costs of $5.6 million.

On June 14, 2017, the day of the IPO, convertible bonds with an aggregate principal value of $68.0 million, and a carrying value of $55.8 million, were converted into 7,727,273 shares of common stock. The IPO closed on June 19, 2017. On September 29, 2017, the remaining convertible bond with a principal value of $7.0 million was converted into 795,455 shares of common stock, at a 20% discount from the IPO price of $11 per share.